Fiera Capital Emerging Markets Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares or Units	Value
Common Stocks — 90.0%
China — 32.6%
51job, Inc., ADR (1)	343,400	$29,154,660
AAC Technologies Holdings, Inc.	5,041,200	43,992,351
Alibaba Group Holding, Ltd. (1)	100,000	2,659,035
Alibaba Group Holding, Ltd., ADR (1)	359,920	76,339,032
Bank of China, Ltd., Class H	45,200,000	19,315,992
China Railway Group, Ltd., Class H	44,641,000	27,555,819
China State Construction International Holdings, Ltd.	24,122,091	21,917,073
Dali Foods Group Co., Ltd. (2)	41,217,257	30,520,331
Geely Automobile Holdings, Ltd.	10,738,000	21,001,132
Great Wall Motor Co., Ltd., Class H	48,150,000	35,592,059
Haier Smart Home Co., Ltd., Class A	6,049,897	16,936,272
Haier Smart Home Co., Ltd., Class D	2,621,054	2,940,049
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	6,169,875	28,999,484
JOYY, Inc., ADR (1)	521,949	27,553,688
Midea Group Co., Ltd., Class A	675,000	5,644,623
Minth Group, Ltd.	7,660,000	27,033,097
Ping An Insurance Group Co. of China, Ltd., Class H	6,375,000	75,348,421
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	10,140,000	30,580,188
Sunny Optical Technology Group Co., Ltd.	3,219,132	55,729,490
Tencent Holdings, Ltd.	2,724,100	131,305,514
Weibo Corp., ADR (1)	537,500	24,913,125
Wuliangye Yibin Co., Ltd., Class A	1,084,706	20,712,455
		755,743,890
Hong Kong — 11.4%
ASM Pacific Technology, Ltd.	1,984,800	27,534,474
China Resources Gas Group, Ltd.	6,926,000	38,041,759
Galaxy Entertainment Group, Ltd.	7,431,000	54,738,575
Man Wah Holdings, Ltd.	38,691,200	27,557,481
NagaCorp, Ltd.	22,253,417	38,839,171
Shimao Property Holdings, Ltd.	7,350,000	28,485,813
Xinyi Solar Holdings, Ltd.	69,125,749	49,056,812
		264,254,085
India — 15.6%
Axis Bank, Ltd. (3)	1,966,589	20,776,718
Crompton Greaves Consumer Electricals, Ltd. (3)	5,273,191	17,719,344
Engineers India, Ltd. (3)	13,668,858	18,958,407
HDFC Bank, Ltd., ADR (3)	836,000	52,977,320
ICICI Bank, Ltd., ADR (3)	3,123,125	47,127,956
ICICI Lombard General Insurance Co., Ltd. (2)(3)	2,511,048	48,786,904
Infosys, Ltd. (3)	1,265,000	12,957,804
Infosys, Ltd., ADR (3)	1,842,500	19,014,600
Kotak Mahindra Bank, Ltd. (3)	1,462,940	34,521,787
Larsen & Toubro, Ltd. (3)	574,700	10,452,429
Quess Corp., Ltd. (1)(2)(3)	2,906,060	19,731,822
Reliance Industries, Ltd. (3)	1,555,000	32,984,129
Tech Mahindra, Ltd. (3)	2,261,317	24,150,258
		360,159,478
Indonesia — 5.8%
Bank Mandiri Persero	58,408,600	32,274,461
Ciputra Development	307,574,859	23,001,018
Media Nusantara Citra	171,480,110	20,108,450
Mitra Adiperkasa	355,262,100	26,992,332
Ramayana Lestari Sentosa	284,001,205	21,783,184

Fiera Capital Emerging Markets Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares or Units	Value
United Tractors	6,987,700	10,819,052
		134,978,497
Malaysia — 1.2%
Inari Amertron	35,809,601	14,882,367
Padini Holdings	15,590,700	12,349,069
		27,231,436
Netherlands — 0.2%
Prosus NV, ADR (1)	285,488	4,253,800
Philippines — 6.9%
Ayala Land, Inc.	30,941,200	27,751,528
BDO Unibank, Inc.	10,566,119	32,963,704
GT Capital Holdings, Inc.	959,558	16,047,895
Jollibee Foods Corp.	4,709,130	20,064,753
Megaworld Corp.	213,619,826	16,894,715
Metropolitan Bank & Trust Co.	10,927,000	14,304,672
Security Bank Corp.	8,086,285	31,110,858
		159,138,125
South Africa — 0.4%
Naspers, Ltd. N Shares, ADR	285,488	9,295,489
South Korea — 10.2%
LG Chem, Ltd.	165,600	45,383,395
NAVER Corp.	235,275	37,854,556
Samsung Electronics Co., Ltd.	2,597,250	125,153,378
WONIK IPS Co., Ltd.	876,594	27,153,136
		235,544,465
Taiwan — 4.4%
Airtac International Group	1,886,488	29,357,396
Chailease Holding Co., Ltd.	9,964,568	45,872,181
Elite Material Co., Ltd.	5,953,000	27,206,225
		102,435,802
Thailand — 1.3%
Osotspa PLC	22,637,300	30,551,717
Total Common Stocks
(identified cost $1,694,539,741)		2,083,586,784
Participation Notes — 1.1%
China — 1.1%
Haier Smart Home Co., Ltd., Class A, issued by UBS AG, Maturity Date 3/18/2020(4)	3,203,266	8,967,323
Midea Group Co., Ltd., Class A, issued by UBS AG, Maturity Date 3/18/2020(4)	2,034,906	17,016,707
Total Participation Notes
(identified cost $21,316,368)		25,984,030
Warrants — 0.0%
Malaysia — 0.0%
Inari Amertron, Expiration Date 2/17/2020, Strike Price 0.533 MYR(1)	1,676,104	471,219
Total Warrants
(identified cost $0)		471,219
Short-Term Investments — 8.4%
Mutual Funds — 8.4%
Federated Treasury Obligations Fund, Institutional Class, 1.510% (5)	193,504,032	193,504,032

Fiera Capital Emerging Markets Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares or Units	Value
Total Short-Term Investments
(identified cost $193,504,032)		193,504,032
Total Investments — 99.5%
(identified cost $1,909,360,141)		2,303,546,065
Other Assets and Liabilities — 0.5%		10,511,904
Total Net Assets — 100.0%		$2,314,057,969

(1)	Non-income producing.
(2)	144A restricted security. As of December 31, 2019 the total market value of such securities was $99,039,057 and represented 4.28% of the Fund's net assets.
(3)	Securities held through a Mauritius Subsidiary.
(4)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.
(5)	Represents the 7-day effective yield as of December 31, 2019.

ADR — American Depository Receipt
PLC — Public Limited Company

See accompanying notes to the Schedule of Investments

Fiera Capital Emerging Markets Fund

Industry Allocation

December 31, 2019 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Auto Manufacturers	$72,641,085	3.1%
Auto Parts & Equipment	27,033,097	1.2
Banks	285,373,468	12.3
Beverages	51,264,172	2.2
Chemicals	45,383,396	2.0
Commercial Services	19,731,823	0.9
Computers	31,972,404	1.4
Distribution/Wholesale	10,819,052	0.5
Diversified Financial Services	45,872,181	2.0
Electronics	100,198,060	4.3
Energy-Alternate Sources	49,056,811	2.1
Engineering & Construction	78,883,727	3.4
Food	30,520,331	1.3
Gas	38,041,759	1.6
Home Furnishings	43,240,288	1.9
Insurance	124,135,325	5.4
Internet	343,328,899	14.8
Lodging	93,577,746	4.0
Media	20,108,450	0.9
Miscellaneous Manufacturing	85,086,886	3.7
Oil & Gas	32,984,129	1.4
Pharmaceuticals	30,580,188	1.3
Real Estate	96,133,075	4.2
Retail	108,746,819	4.7
Semiconductors	194,723,355	8.4
Software	24,150,258	1.0
Total Common Stocks	2,083,586,784	90.0
Participation Notes
Home Furnishings	25,984,030	1.1
Total Participation Notes	25,984,030	1.1
Short-Term Investments	193,504,032	8.4
Warrants	471,219	0.0
Total Investments	2,303,546,065	99.5
Other Assets and Liabilities	10,511,904	0.5
Total Net Assets	$2,314,057,969	100.0%

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares	Value
Common Stocks — 96.9%
Communications — 7.8%
Internet — 3.6%
Etsy, Inc.(1)	60,842	$2,695,300
IAC/InterActiveCorp(1)	14,189	3,534,622
		6,229,922
Media — 4.2%
Cable One, Inc.	1,728	2,572,076
Liberty Media Corp.-Liberty Formula One, Class C(1)	46,737	2,148,267
The New York Times Co., Class A	81,165	2,611,078
		7,331,421
Total Communications		13,561,343
Consumer, Cyclical — 14.2%
Distribution/Wholesale — 3.8%
Copart, Inc.(1)	43,057	3,915,603
IAA, Inc.(1)	53,695	2,526,887
		6,442,490
Entertainment — 5.3%
Churchill Downs, Inc.	13,348	1,831,345
Live Nation Entertainment, Inc.(1)	71,255	5,092,595
SeaWorld Entertainment, Inc.(1)	70,817	2,245,607
		9,169,547
Home Furnishings — 1.9%
Dolby Laboratories, Inc., Class A	48,455	3,333,704
Retail — 3.2%
Dunkin' Brands Group, Inc.	33,613	2,539,126
Tractor Supply Co.	32,049	2,994,659
		5,533,785
Total Consumer, Cyclical		24,479,526
Consumer, Non-cyclical — 27.4%
Biotechnology — 14.6%
Argenx SE ADR(1)	8,521	1,367,791
Arrowhead Pharmaceuticals, Inc.(1)	88,152	5,591,481
BeiGene, Ltd., ADR(1)	11,960	1,982,490
BioMarin Pharmaceutical, Inc.(1)	26,070	2,204,218
Bluebird Bio, Inc.(1)	20,677	1,814,407
Exact Sciences Corp.(1)	6,665	616,379
Exelixis, Inc.(1)	177,689	3,130,880
FibroGen, Inc.(1)	43,603	1,870,133
Immunomedics, Inc.(1)	181,466	3,839,821
Sage Therapeutics, Inc.(1)	10,351	747,239
Veracyte, Inc.(1)	50,196	1,401,472
Viking Therapeutics, Inc.(1)	80,038	641,905
		25,208,216
Commercial Services — 1.7%
Bright Horizons Family Solutions, Inc.(1)	10,665	1,602,843
Insperity, Inc.	15,944	1,371,822
		2,974,665
Healthcare-Products — 3.4%
iRhythm Technologies, Inc.(1)	17,392	1,184,221
Novocure Ltd.(1)	14,287	1,203,966

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares	Value
STERIS PLC	22,670	$3,455,361
		5,843,548
Healthcare-Services — 2.9%
Molina Healthcare, Inc.(1)	19,155	2,599,142
Teladoc Health, Inc.(1)	28,270	2,366,764
		4,965,906
Pharmaceuticals — 4.8%
Aimmune Therapeutics, Inc.(1)	103,477	3,463,375
Bausch Health Cos., Inc.(1)	74,764	2,236,939
Portola Pharmaceuticals, Inc.(1)	112,656	2,690,225
		8,390,539
Total Consumer, Non-Cyclical		47,382,874
Energy — 2.7%
Oil & Gas — 0.8%
WPX Energy, Inc.(1)	103,680	1,424,563
Oil & Gas Services — 1.9%
Apergy Corp.(1)	61,766	2,086,455
Helix Energy Solutions Group, Inc.(1)	111,704	1,075,710
		3,162,165
Total Energy		4,586,728
Financial — 5.8%
Banks — 1.8%
Western Alliance Bancorp	54,524	3,107,868
Diversified Financial Services — 2.1%
Evercore, Inc.	16,417	1,227,335
Legg Mason, Inc.	64,838	2,328,332
		3,555,667
Insurance — 1.9%
Reinsurance Group of America, Inc.	20,544	3,349,905
Total Financial		10,013,440
Industrial — 13.6%
Aerospace/Defense — 1.0%
Teledyne Technologies, Inc.(1)	4,851	1,681,066
Electronics — 1.0%
Advanced Energy Industries, Inc.(1)	23,594	1,679,893
Engineering & Construction — 1.9%
EMCOR Group, Inc.	39,109	3,375,107
Machinery-Diversified — 6.2%
Cognex Corp.	44,923	2,517,485
Crane Co.	24,236	2,093,506
Graco, Inc.	56,676	2,947,152
Nordson Corp.	18,968	3,088,749
		10,646,892
Miscellaneous Manufacturing — 1.2%
AO Smith Corp.	45,635	2,174,051
Packaging & Containers — 2.3%
Berry Global Group, Inc.(1)	83,911	3,984,933
Total Industrial		23,541,942

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares	Value
Technology — 25.4%
Computers — 3.5%
Fortinet, Inc.(1)	30,155	$3,219,347
Qualys, Inc.(1)	33,240	2,771,219
		5,990,566
Semiconductors — 6.4%
Entegris, Inc.	85,657	4,290,559
Maxim Integrated Products, Inc.	44,840	2,758,109
Power Integrations, Inc.	20,820	2,059,306
Semtech Corp.(1)	36,958	1,955,078
		11,063,052
Software — 15.5%
ACI Worldwide, Inc.(1)	78,032	2,956,242
Broadridge Financial Solutions, Inc.	33,143	4,094,486
Cornerstone OnDemand, Inc.(1)	20,396	1,194,186
Envestnet, Inc.(1)	33,452	2,329,263
Guidewire Software, Inc.(1)	21,633	2,374,655
Jack Henry & Associates, Inc.	18,058	2,630,509
Paycom Software, Inc.(1)	8,319	2,202,539
Splunk, Inc.(1)	29,725	4,451,913
Veeva Systems, Inc., Class A(1)	16,249	2,285,584
Zynga, Inc., Class A(1)	361,728	2,213,775
		26,733,152
Total Technology		43,786,770
Total Common Stocks
(identified cost $127,040,447)		167,352,623
Total Investments — 96.9%
(identified cost $127,040,447)		167,352,623
Other Assets and Liabilities — 3.1%		5,327,024
Total Net Assets — 100.0%		$172,679,647

(1)	Non-income producing.

ADR – American Depository Receipt
PLC – Public Limited Company

See accompanying notes to the Schedule of Investments

Fiera Capital International Equity Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares	Value
Common Stocks — 97.9%
Australia — 3.0%
Commonwealth Bank of Australia	64,731	$3,629,479
Canada — 2.7%
Canadian National Railway Co.	36,072	3,262,712
Denmark — 4.8%
Chr Hansen Holding A/S	24,485	1,945,745
Novo Nordisk A/S, Class B	68,027	3,942,055
		5,887,800
France — 10.2%
EssilorLuxottica SA	18,715	2,850,810
L'Oreal SA	17,247	5,107,356
LVMH Moet Hennessy Louis Vuitton SE	9,689	4,501,608
		12,459,774
Germany — 4.8%
Rational AG	1,960	1,570,196
SAP SE	31,597	4,252,921
		5,823,117
India — 3.0%
HDFC Bank, Ltd., ADR	57,342	3,633,763
Japan — 12.3%
FANUC Corp.	11,801	2,179,231
Keyence Corp.	21,820	7,661,844
Shimano, Inc.	17,121	2,777,556
Unicharm Corp.	68,711	2,320,179
		14,938,810
Netherlands — 4.0%
Unilever NV	85,028	4,886,129
Sweden — 1.9%
Svenska Handelsbanken AB, Class A	218,851	2,357,069
Switzerland — 18.2%
Cie Financiere Richemont SA	29,016	2,267,628
Geberit AG	6,367	3,573,678
Nestle SA	56,190	6,083,424
Roche Holding AG	16,706	5,429,497
Schindler Holding AG	18,767	4,772,471
		22,126,698
Taiwan — 4.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	95,275	5,535,477
United Kingdom — 24.6%
Bunzl PLC	67,591	1,848,926
Diageo PLC	111,632	4,732,789
Howden Joinery Group PLC	310,156	2,763,425
InterContinental Hotels Group PLC	69,380	4,786,476
Intertek Group PLC	59,053	4,577,800
London Stock Exchange Group PLC	42,625	4,375,993
Rotork PLC	700,204	3,107,277
Spirax-Sarco Engineering PLC	31,334	3,690,015
		29,882,701
United States — 3.9%
IHS Markit, Ltd. (1)	62,439	4,704,779

Fiera Capital International Equity Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares	Value
Total Common Stocks
(identified cost $96,762,431)		119,128,308
Preferred Stocks — 1.4%
Germany — 1.4%
FUCHS PETROLUB SE	34,073	1,692,872
Total Preferred Stocks
(identified cost $1,801,996)		1,692,872
Total Investments — 99.3%
(identified cost $98,564,427)		120,821,180
Other Assets and Liabilities — 0.7%		908,534
Total Net Assets — 100.0%		$121,729,714

(1)	Non-income producing.

ADR — American Depository Receipt
PLC — Public Limited Company

See accompanying notes to the Schedule of Investments

Fiera Capital International Equity Fund

Industry Allocation

December 31, 2019 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$4,501,608	3.7%
Banks	9,620,310	7.9
Beverages	4,732,789	3.9
Building Materials	3,573,678	2.9
Chemicals	1,945,745	1.6
Commercial Services	9,282,579	7.6
Cosmetics/Personal Care	12,313,665	10.1
Distribution/Wholesale	1,848,926	1.5
Diversified Financial Services	4,375,993	3.6
Electronics	3,107,277	2.6
Food	6,083,424	5.0
Hand/Machine Tools	4,772,471	3.9
Healthcare-Products	2,850,810	2.3
Home Furnishings	4,333,620	3.6
Leisure Time	2,777,557	2.3
Lodging	4,786,476	3.9
Machinery-Diversified	13,531,090	11.1
Pharmaceuticals	9,371,552	7.7
Retail	2,267,628	1.9
Semiconductors	5,535,477	4.6
Software	4,252,921	3.5
Transportation	3,262,712	2.7
Total Common Stocks	119,128,308	97.9
Preferred Stocks
Chemicals	1,692,872	1.4
Total Preferred Stocks	1,692,872	1.4
Total Investments	120,821,180	99.3
Other Assets and Liabilities	908,534	0.7
Total Net Assets	$121,729,714	100.0%

Fiera Capital Global Equity Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares	Value
Common Stocks — 99.0%
France — 2.0%
LVMH Moet Hennessy Louis Vuitton SE	767	$356,356
India — 2.6%
HDFC Bank, Ltd., ADR	7,388	468,178
Japan — 6.3%
FANUC Corp.	1,300	240,065
Keyence Corp.	2,542	892,594
		1,132,659
Netherlands — 3.0%
Unilever NV	9,458	543,503
Switzerland — 12.4%
Cie Financiere Richemont SA	3,118	243,675
Geberit AG	645	362,026
Nestle SA	5,559	601,846
Roche Holding AG	1,684	547,305
Schindler Holding AG	1,895	481,901
		2,236,753
Taiwan — 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,615	616,732
United Kingdom — 10.2%
Diageo PLC	13,556	574,725
InterContinental Hotels Group PLC	6,656	459,193
Intertek Group PLC	5,960	462,020
Spirax-Sarco Engineering PLC	2,900	341,515
		1,837,453
United States — 59.1%
Alphabet, Inc., Class A (1)	464	621,477
AutoZone, Inc. (1)	457	544,429
Becton, Dickinson and Co.	2,387	649,192
CME Group, Inc.	2,200	441,584
Graco, Inc.	6,890	358,280
Johnson & Johnson	4,405	642,557
Mastercard, Inc., Class A	3,254	971,612
Mettler-Toledo International, Inc. (1)	523	414,885
Middleby Corp. (1)	2,505	274,348
Moody's Corp.	4,760	1,130,072
MSCI, Inc.	2,596	670,235
NIKE, Inc., Class B	4,405	446,271
Oracle Corp.	8,836	468,131
PepsiCo, Inc.	3,790	517,979
Sherwin-Williams Co.	1,033	602,797
TJX Cos., Inc.	9,404	574,208
U.S. Bancorp	7,969	472,482
United Technologies Corp.	3,346	501,097
Varian Medical Systems, Inc. (1)	2,372	336,848
		10,638,484
Total Common Stocks
(identified cost $14,274,525)		17,830,118
Total Investments — 99.0%
(identified cost $14,274,525)		17,830,118
Other Assets and Liabilities — 1.0%		174,513
Total Net Assets — 100.0%		$18,004,631

Fiera Capital Global Equity Fund

Schedule of Investments

December 31, 2019 (Unaudited)

(1)	Non-income producing.

ADR — American Depository Receipt
PLC — Public Limited Company

See accompanying notes to the Schedule of Investments

Fiera Capital Global Equity Fund

Industry Allocation

December 31, 2019 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Aerospace/Defense	$501,097	2.8%
Apparel	802,627	4.5
Banks	940,660	5.2
Beverages	1,092,704	6.1
Building Materials	362,026	2.0
Chemicals	602,797	3.3
Commercial Services	1,592,092	8.8
Cosmetics/Personal Care	543,503	3.0
Diversified Financial Services	1,413,196	7.8
Electronics	414,885	2.3
Food	601,846	3.3
Hand/Machine Tools	481,901	2.7
Healthcare-Products	336,848	1.9
Internet	621,477	3.5
Lodging	459,193	2.6
Machinery-Diversified	2,106,802	11.7
Pharmaceuticals	1,839,054	10.2
Retail	1,362,312	7.6
Semiconductors	616,731	3.4
Software	1,138,367	6.3
Total Common Stocks	17,830,118	99.0
Total Investments	17,830,118	99.0
Other Assets and Liabilities	174,513	1.0
Total Net Assets	$18,004,631	100.0%

Fiera Capital Equity Allocation Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares	Value
Exchange-Traded Funds — 89.8%
Broad Market Funds — 32.9%
Invesco China Technology	11,552	$607,404
iShares MSCI India	32,975	1,159,071
SPDR S&P Biotech	10,065	957,282
Vanguard FTSE Emerging Markets	39,691	1,765,059
Vanguard Health Care	7,142	1,369,407
Vanguard Real Estate	6,202	575,484
		6,433,707
Large-Cap Funds — 45.8%
SPDR S&P Emerging Asia Pacific	11,411	1,179,693
SPDR S&P Global Natural Resources	8,451	390,014
VanEck Vectors Oil Services	29,263	387,735
Vanguard Communication Services	11,909	1,118,612
Vanguard FTSE Developed Markets	30,874	1,360,308
Vanguard Information Technology	5,597	1,370,425
Vanguard S&P 500	10,597	3,134,593
		8,941,380
Small-Cap Funds — 11.1%
iShares MSCI EAFE Small-Cap	15,855	987,449
Vanguard S&P Small-Cap 600	7,710	1,173,154
		2,160,603
Total Exchange-Traded Funds
(identified cost $15,330,918)		17,535,690
Mutual Funds — 10.1%
Broad Market Funds — 10.1%
Fiera Capital Global Equity Fund, Institutional Class (1)	138,715	1,964,206
Total Mutual Funds
(identified cost $1,649,273)		1,964,206
Total Investments — 99.9%
(identified cost $16,980,191)		19,499,896
Other Assets and Liabilities — 0.1%		24,874
Total Net Assets — 100.0%		$19,524,770

(1)	Denotes an investment in an affiliated entity. Please refer to Note 8, Investments in Affiliated Issuers, in the Notes to the Schedule of Investments.

See accompanying notes to the Schedule of Investments

Fiera Capital U.S. Equity Long-Term Quality Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares	Value
Common Stocks — 99.0%
Basic Materials — 9.5%
Chemicals — 9.5%
Ecolab, Inc.	3,541	$683,377
Linde PLC	4,174	888,645
Sherwin-Williams Co.	2,257	1,317,050
Total Basic Materials		2,889,072
Communications — 6.9%
Internet — 4.9%
Alphabet, Inc., Class A(1)	1,119	1,498,777
Media — 2.0%
FactSet Research Systems, Inc.	2,235	599,651
Total Communications		2,098,428
Consumer, Cyclical — 14.3%
Apparel — 3.3%
NIKE, Inc., Class B	9,925	1,005,502
Retail — 11.0%
AutoZone, Inc.(1)	991	1,180,588
Lowe's Cos., Inc.	7,210	863,470
TJX Cos., Inc.	20,658	1,261,377
		3,305,435
Total Consumer, Cyclical		4,310,937
Consumer, Non-cyclical — 29.5%
Beverages — 4.3%
PepsiCo, Inc.	9,560	1,306,565
Commercial Services — 6.9%
Moody's Corp.	8,720	2,070,215
Cosmetics/Personal Care — 2.2%
Colgate-Palmolive Co.	9,737	670,295
Healthcare-Products — 2.4%
Varian Medical Systems, Inc.(1)	5,041	715,873
Healthcare-Services — 4.7%
UnitedHealth Group, Inc.	4,794	1,409,340
Pharmaceuticals — 9.0%
Becton, Dickinson and Co.	4,911	1,335,645
Johnson & Johnson	9,566	1,395,392
		2,731,037
Total Consumer, Non-Cyclical		8,903,325
Financial — 12.2%
Banks — 3.4%
U.S. Bancorp	17,506	1,037,931
Diversified Financial Services — 8.8%
CME Group, Inc.	4,653	933,950

Fiera Capital U.S. Equity Long-Term Quality Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares	Value
Mastercard, Inc., Class A	5,754	$1,718,087
		2,652,037
Total Financial		3,689,968
Industrial — 10.9%
Aerospace/Defense — 3.7%
United Technologies Corp.	7,423	1,111,668
Electronics — 2.4%
Mettler-Toledo International, Inc.(1)	911	722,678
Machinery-Diversified — 4.8%
Graco, Inc.	16,776	872,352
Middleby Corp.(1)	5,344	585,275
		1,457,627
Total Industrial		3,291,973
Technology — 15.7%
Semiconductors — 3.1%
Analog Devices, Inc.	7,848	932,656
Software — 12.6%
Microsoft Corp.	10,278	1,620,841
MSCI, Inc.	4,653	1,201,311
Oracle Corp.	18,717	991,627
		3,813,779
Total Technology		4,746,435
Total Common Stocks
(identified cost $23,837,069)		29,930,138
Total Investments — 99.0%
(identified cost $23,837,069)		29,930,138
Other Assets and Liabilities — 1.0%		287,346
Total Net Assets — 100.0%		$30,217,484

(1)	Non-income producing.

PLC – Public Limited Company

See accompanying notes to the Schedule of Investments

Fiera Capital Series Trust

Notes to the Schedule of Investments

December 31, 2019 (Unaudited)

Investment in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Emerging Markets Fund on December 31, 2019 is as follows:

Security	Initial Acquisition Date	Shares or Principal	Cost	Value	% of Net Assets
Dali Foods Group Co., Ltd.	April 30, 2019	41,217,257	$28,608,092	$30,520,331	1.32%
ICICI Lombard General Insurance Co., Ltd.	September 26, 2017	2,511,048	31,194,792	48,786,904	2.11%
Quess Corp., Ltd.	July 12, 2019	2,906,060	19,489,347	19,731,822	0.85%
			$79,292,231	$99,039,057	4.28%

Investments in Affiliated Issuers – An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in another series of the Fiera Capital Series Trust. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2019. All securities listed on the table present the Institutional Class.

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Capital Gain Distributions
Investments in Affiliates
Fund/Security Description
Equity Allocation Fund Fund
Global Equity Focused Fund	$1,571,179	$314,344	$(107,228)	$177,281	$8,630	$1,964,206	$17,516	$55,377